Allowance for Credit Losses and Credit Quality	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Allowance for Credit Losses and Credit Quality

NOTE 7 – ALLOWANCE FOR CREDIT LOSSES AND CREDIT QUALITY

Change in Methodology

During 2013, the Company modified its methodology for estimating its allowance for credit losses on its non-covered, non-acquired loan portfolio to further incorporate practices, processes, and methodologies consistent with the guidance provided in the Interagency Policy Statement on the Allowance for Loan and Lease Losses jointly issued by the Federal Reserve Board and other federal banking agencies (SR 06-17). The methodology was modified to segregate the reserve for unfunded lending commitments (“RULC”), previously included in the Company’s allowance for credit losses, and to enhance the previous methodology around loss migration.

As part of the modification, the Company implemented a transition matrix-based model that calculates current incurred loss estimates derived from Company-specific history of risk rating changes and net charge-offs across multiple loan pools in its portfolio to improve its estimates of credit losses by:

•	Providing a greater degree of segmentation of the Company’s non-covered, non-acquired loan portfolio within its existing homogeneous pools with distinct risk characteristics;

•	Improving the application of the Company’s specific historical loss rates to effectively generate estimated incurred loss rates for these various pools of the loan portfolio; and

•	Facilitating future loan portfolio stress testing.

Additionally, the following changes were made from the Company’s previous methodology utilized through the three months ended March 31, 2013:

•	Segregation of the RULC, which was previously included in the Company’s allowance for loan losses, and

•	Elimination of the use of published available expected default frequencies (“EDFs”) adjusted for the Company’s experience in estimating losses in the Company’s commercial real estate and business loan portfolios.

Although comparison of the Company’s current and previous methodologies is inherently imprecise given economic conditions and other factors, the following table presents the effect of the change in methodology on the Company’s consolidated financial statements as of December 31, 2013.

(Dollars in thousands, except per share data)	Current Methodology	Previous Methodolgy (1)	Difference	Per Share Difference
Selected Data

Allowance for loan losses	$67,342	$77,759	$(10,417)
Reserve for unfunded lending commitments	11,147	—	11,147

Allowance for credit losses	$78,489	$77,759	$730

Provision for loan losses	$6,828	$7,417	$(589)	$(0.01)
Provision for unfunded lending commitments	1,319	—	1,319	0.03

Total provision for credit losses	$8,147	$7,417	$730	$0.02

(1)	The RULC was previously presented as part of the allowance for loan losses.

Allowance for Credit Losses Activity

A summary of changes in the allowance for credit losses for the covered loan and non-covered loan portfolios is as follows:

	December 31, 2013
	Non-covered loans
(Dollars in thousands)	Excluding Acquired Loans	Acquired Loans	Covered Loans	Total
Allowance for loan losses
Balance at beginning of period	$74,211	$8,816	$168,576	$251,603
(Reversal of) Provision for loan losses before benefit attributable to FDIC loss share agreements	6,828	(3,158)	(54,610)	(50,940)
Adjustment attributable to FDIC loss share arrangements	—	—	56,085	56,085

Net (reversal of) provision for loan losses	6,828	(3,158)	1,475	5,145

Adjustment attributable to FDIC loss share arrangements	—	—	(56,085)	(56,085)
Transfer of balance to OREO	—	(1,085)	(27,041)	(28,126)
Transfer of balance to the RULC	(9,828)	—	—	(9,828)
Loans charged-off	(10,686)	(31)	(15,764)	(26,481)
Recoveries	6,817	15	14	6,846

Balance at end of period	$67,342	$4,557	$71,175	$143,074

Reserve for unfunded lending commitments
Balance, beginning of period	$—	$—	$—	$—
Transfer of balance from the allowance for loan losses	9,828	—	—	9,828
Provision for unfunded lending commitments	1,319	—	—	1,319

Balance at end of period	$11,147	$—	$—	$11,147

	December 31, 2012
	Non-covered loans
	Excluding Acquired Loans	Acquired Loans	Covered Loans	Total
Allowance for loan losses
Balance at beginning of period	$74,861	$—	$118,900	$193,761
Provision for loan losses before adjustment attributable to FDIC loss share agreements	3,804	9,799	91,153	104,756
Adjustment attributable to FDIC loss share arrangements	—	—	(84,085)	(84,085)

Net provision for loan losses	3,804	9,799	7,068	20,671

Adjustment attributable to FDIC loss share arrangements	—	—	84,085	84,085
Transfer of balance to OREO	—	(826)	(26,343)	(27,169)
Loans charged-off	(9,728)	(179)	(15,153)	(25,060)
Recoveries	5,274	22	19	5,315

Balance at end of period	$74,211	$8,816	$168,576	$251,603

	December 31, 2011
	Non-covered loans
	Excluding Acquired Loans	Acquired Loans	Covered Loans	Total
Allowance for loan losses
Balance at beginning of period	$62,460	$—	$73,640	$136,100
Provision for loan losses before adjustment attributable to FDIC loss share agreements	19,974	—	63,014	82,988
Adjustment attributable to FDIC loss share arrangements	—	—	(57,121)	(57,121)

Net provision for loan losses	19,974	—	5,893	25,867

Adjustment attributable to FDIC loss share arrangements	—	—	57,121	57,121
Transfer of balance to OREO	—	—	(17,143)	(17,143)
Loans charged-off	(15,022)	—	(1,137)	(16,159)
Recoveries	7,449	—	526	7,975

Balance at end of period	$74,861	$—	$118,900	$193,761

A summary of changes in the allowance for credit losses for non-covered loans, by loan portfolio type, is as follows:

	December 31, 2013
	Commercial	Commercial
(Dollars in thousands)	real estate	business	Mortgage	Consumer	Unallocated	Total
Allowance for loan losses
Balance at beginning of period	$38,264	$28,721	$2,125	$13,917	$—	$83,027
(Reversal of) Provision for loan losses	(8,830)	3,543	860	8,097	—	3,670
Transfer of balance to OREO	(319)	(113)	(646)	(7)	—	(1,085)
Transfer of balance to the RULC	(2,939)	(3,497)	(40)	(3,352)	—	(9,828)
Loans charged off	(2,940)	(516)	(518)	(6,743)	—	(10,717)
Recoveries	3,354	377	765	2,336	—	6,832

Balance at end of period	$26,590	$28,515	$2,546	$14,248	—	$71,899

Reserve for unfunded commitments
Balance at beginning of period	$—	$—	$—	$—	$—	$—
Transfer of balance from the allowance for loan losses	2,939	3,497	40	3,352	—	9,828
Provision for unfunded commitments	150	1,342	32	(205)	—	1,319

Balance at end of period	$3,089	$4,839	$72	$3,147	$—	$11,147

Allowance on loans individually evaluated for impairment	$8	$841	$180	$—	$—	$1,029
Allowance on loans collectively evaluated for impairment	26,582	27,674	2,366	14,248	—	70,870

Loans, net of unearned income:
Balance at end of period	$3,479,973	$2,959,088	$432,507	$1,900,658	$—	$8,772,226
Balance at end of period individually evaluated for impairment	8,705	15,812	1,407	258	—	26,182
Balance at end of period collectively evaluated for impairment	3,471,268	2,943,276	431,100	1,900,400	—	8,746,044
Balance at end of period acquired with deteriorated credit quality	12,240	30	126	1,387	—	13,783

	December 31, 2012
	Commercial	Commercial
(Dollars in thousands)	real estate	business	Mortgage	Consumer	Unallocated	Total
Allowance for credit losses
Balance at beginning of period	$35,604	$25,705	$897	$12,655	$—	$74,861
(Reversal of) Provision for loan losses	1,786	4,021	2,578	5,218	—	13,603
Transfer of balance to OREO	(292)	—	(525)	(9)	—	(826)
Loans charged off	(2,000)	(1,116)	(863)	(5,928)	—	(9,907)
Recoveries	3,166	111	38	1,981	—	5,296

Balance at end of period	$38,264	$28,721	$2,125	$13,917	$—	$83,027

Allowance on loans individually evaluated for impairment	$226	$449	$163	$42	$—	$880
Allowance on loans collectively evaluated for impairment	38,038	28,272	1,962	13,875	—	82,147

Loans, net of unearned income:
Balance at end of period	$2,990,700	$2,450,667	$290,040	$1,674,417	$—	$7,405,824
Balance at end of period individually evaluated for impairment	28,052	4,401	1,703	315	—	34,471
Balance at end of period collectively evaluated for impairment	2,962,648	2,446,266	288,337	1,674,102	—	7,371,353
Balance at end of period acquired with deteriorated credit quality	55,856	3,470	330	5,035	—	64,691

	December 31, 2011
	Commercial	Commercial
(Dollars in thousands)	real estate	business	Mortgage	Consumer	Unallocated	Total
Allowance for credit losses
Balance at beginning of period	$31,390	$16,473	$1,265	$13,332	$—	$62,460
(Reversal of) Provision for loan losses	6,809	9,533	(215)	3,847	—	19,974
Transfer of balance to OREO
Loans charged off	(7,656)	(471)	(222)	(6,673)	—	(15,022)
Recoveries	5,061	170	69	2,149	—	7,449

Balance at end of period	$35,604	$25,705	$897	$12,655	$—	$74,861

Allowance on loans individually evaluated for impairment	$1,874	$179	$133	$—	$—	$2,186
Allowance on loans collectively evaluated for impairment	33,730	25,526	764	12,655	—	72,675

Loans, net of unearned income:
Balance at end of period	$2,591,013	$1,896,496	$283,113	$1,282,966	$—	$6,053,588
Balance at end of period individually evaluated for impairment	34,541	6,530	1,009	231	—	42,311
Balance at end of period collectively evaluated for impairment	2,556,472	1,889,966	282,104	1,282,735	—	6,011,277
Balance at end of period acquired with deteriorated credit quality	4,835	26,531	—	4,129	—	35,495

A summary of changes in the allowance for credit losses for covered loans, by loan portfolio type, is as follows:

	December 31, 2013
	Commercial	Commercial
(Dollars in thousands)	real estate	business	Mortgage	Consumer	Unallocated	Total
Allowance for loan losses
Balance at beginning of period	$100,871	$11,375	$22,566	$33,764	$—	$168,576
(Reversal of) Provision for loan losses	1,523	(649)	286	315	—	1,475
(Decrease) Increase in FDIC loss share receivable	(28,238)	(5,032)	(4,896)	(17,919)	—	(56,085)
Transfer of balance to OREO	(19,634)	(314)	(7,067)	(26)	—	(27,041)
Loans charged off	(15,764)	—	—	—	—	(15,764)
Recoveries	14	—	—	—	—	14

Balance at end of period	$38,772	$5,380	$10,889	$16,134	$—	$71,175

Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	38,772	5,380	10,889	16,134	—	71,175

Loans, net of unearned income:
Balance at end of period	$387,332	$37,025	$154,025	$141,411	$—	$719,793
Balance at end of period individually evaluated for impairment	—	—	—	—	—	—
Balance at end of period collectively evaluated for impairment	387,332	37,025	154,025	141,411	—	719,793
Balance at end of period acquired with deteriorated credit quality	14,904	—	28,223	22,950	—	66,077

	December 31, 2012
	Commercial	Commercial
(Dollars in thousands)	real estate	business	Mortgage	Consumer	Unallocated	Total
Allowance for credit losses
Balance at beginning of period	$69,175	$9,788	$21,184	$18,753	$—	$118,900
(Reversal of) Provision for loan losses	4,970	964	323	811	—	7,068
(Decrease) Increase in FDIC loss share receivable	51,543	3,616	13,895	15,031	—	84,085
Transfer of balance to OREO	(11,202)	(2,993)	(11,323)	(825)	—	(26,343)
Loans charged off	(13,631)	—	(1,513)	(9)	—	(15,153)
Recoveries	16	—	—	3	—	19

Balance at end of period	$100,871	$11,375	$22,566	$33,764	$—	$168,576

Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	100,871	11,375	22,566	33,764	—	168,576

Loans, net of unearned income:
Balance at end of period	$640,843	$87,051	$187,164	$177,698	$—	$1,092,756
Balance at end of period individually evaluated for impairment	—	—	—	—	—	—
Balance at end of period collectively evaluated for impairment	640,843	87,051	187,164	177,698	—	1,092,756
Balance at end of period acquired with deteriorated credit quality	167,742	2,757	20,232	22,914	—	213,645

	December 31, 2011
	Commercial	Commercial
(Dollars in thousands)	real estate	business	Mortgage	Consumer	Unallocated	Total
Allowance for credit losses
Balance at beginning of period	$26,439	$6,657	$28,343	$12,201	$—	$73,640
(Reversal of) Provision for loan losses	6,762	392	(2,232)	971	—	5,893
(Decrease) Increase in FDIC loss share receivable	50,079	2,899	(3,045)	7,188	—	57,121
Transfer of balance to OREO	(13,316)	(160)	(1,962)	(1,705)	—	(17,143)
Loans charged off	(1,073)	—	(22)	(42)	—	(1,137)
Recoveries	284	—	102	140	—	526

Balance at end of period	$69,175	$9,788	$21,184	$18,753	$—	$118,900

Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	69,175	9,788	21,184	18,753	—	118,900

Loans, net of unearned income:
Balance at end of period	$772,877	$108,738	$255,387	$197,447	$—	$1,334,449
Balance at end of period individually evaluated for impairment	—	—	—	—	—	—
Balance at end of period collectively evaluated for impairment	772,877	108,738	255,387	197,447	—	1,334,449
Balance at end of period acquired with deteriorated credit quality	54,691	4,169	35,794	29,473	—	124,127

Credit Quality

The Company’s investment in non-covered loans by credit quality indicator is presented in the following tables. Because of the difference in accounting for acquired loans, the tables below further segregate the Company’s non-covered loans receivable between acquired loans and loans that were not acquired. Loan premiums/discounts in the tables below represent the adjustment of non-covered acquired loans to fair value at the acquisition date, as adjusted for income accretion and changes in cash flow estimates in subsequent periods. Asset risk classifications for commercial loans reflect the classification as of December 31, 2013 and 2012, respectively.

	Non-covered loans excluding acquired loans
	December 31, 2013					December 31, 2012
(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Total	Pass	Special Mention	Substandard	Doubtful	Total
Commercial real estate construction	$370,824	$9,309	$2,962	$—	$383,095	$269,842	$16,767	$7,067	$—	$293,676
Commercial real estate - other	2,694,161	27,227	30,308	113	2,751,809	2,162,989	40,547	47,710	398	2,251,644
Commercial business	2,866,794	6,164	32,167	926	2,906,051	2,295,788	21,640	49,958	48	2,367,434

Total	$5,931,779	$42,700	$65,437	$1,039	6,040,955	$4,728,619	$78,954	$104,735	$446	$4,912,754

	Non-covered loans excluding acquired loans
	December 31, 2013			December 31, 2012
(Dollars in thousands)	Current	30+ Days Past Due	Total	Current	30+ Days Past Due	Total
Residential prime	$286,167	$11,640	$297,807	$185,843	$10,986	$196,829
Residential subprime	114,939	1,626	116,565	60,454	—	60,454
Home equity	1,091,894	9,333	1,101,227	991,766	8,872	1,000,638
Indirect automobile	370,388	2,995	373,383	320,148	2,818	322,966
Credit card	62,873	769	63,642	51,117	605	51,722
Consumer - other	293,693	1,049	294,742	201,161	981	202,142

	$2,219,954	$27,412	$2,247,366	$1,810,489	$24,262	$1,834,751

	Non-covered acquired loans
	December 31, 2013						December 31, 2012
(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Discount	Total	Pass	Special Mention	Substandard	Doubtful	Discount	Total
Commercial real estate construction	$21,244	$—	$1,519	$—	$(2,532)	$20,231	$25,896	$2,410	$5,228	$—	$(3,968)	$29,566
Commercial real estate - other	350,412	5,096	21,413	93	(52,176)	324,838	359,046	28,185	85,420	218	(57,055)	415,814
Commercial business	53,533	517	1,901	—	(2,914)	53,037	86,201	2,159	4,808	2,209	(12,144)	83,233

Total	$425,189	$5,613	$24,833	$93	$(57,622)	$398,106	$471,143	$32,754	$95,456	$2,427	$(73,167)	$528,613

	Non-covered acquired loans
	December 31, 2013				December 31, 2012
(Dollars in thousands)	Current	30+ Days Past Due	Premium (discount)	Total	Current	30+ Days Past Due	Premium (discount)	Total
Residential prime	$18,796	$226	$(887)	$18,135	$30,663	$779	$1,315	$32,757
Home equity	53,995	5,071	(5,623)	53,443	73,658	7,115	(4,498)	76,275
Indirect automobile	1,725	128	—	1,853	4,698	321	—	5,019
Consumer - other	12,598	1,251	(1,481)	12,368	21,746	714	(6,805)	15,655

	$87,114	$6,676	$(7,991)	$85,799	$130,765	$8,929	$(9,988)	$129,706

Credit quality information in the table above includes loans acquired at the gross loan balance, prior to the application of premiums/discounts, at December 31, 2013 and 2012.

The Company’s investment in covered loans by credit quality indicator is presented in the following table. Loan premiums/discounts in the tables below represent the adjustment of covered loans to fair value at the date, as adjusted for income accretion and changes in cash flow estimates in subsequent periods.

	Covered loans
	December 31, 2013					December 31, 2012
(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Total	Pass	Special Mention	Substandard	Doubtful	Total
Commercial real estate construction	$42,886	$7,401	$23,891	$497	$74,675	$46,201	$9,888	$97,315	$607	$154,011
Commercial real estate - other	148,579	49,699	144,680	3,267	346,225	201,261	65,498	279,171	8,530	554,460
Commercial business	30,710	780	14,556	984	47,030	38,552	8,600	50,018	451	97,621

Total	$222,175	$57,880	$183,127	$4,748	$467,930	$286,014	$83,986	$426,504	$9,588	$806,092
Discount					(43,573)					(78,198)

					$424,357					$727,894

	Covered loans
	December 31, 2013				December 31, 2012
(Dollars in thousands)	Current	30+ Days Past Due	Premium (discount)	Total	Current	30+ Days Past Due	Premium (discount)	Total
Residential prime	$158,710	$30,814	$(35,499)	$154,025	$183,795	$52,379	$(49,010)	$187,164
Home equity	143,236	35,811	(41,925)	137,122	168,729	65,997	(60,514)	174,212
Credit card	648	31	—	679	841	65	—	906
Consumer - other	591	144	2,875	3,610	1,154	1,523	(97)	2,580

	$303,185	$66,800	$(74,549)	$295,436	$354,519	$119,964	$(109,621)	$364,862

Impaired Loans

Information on the Company’s investment in impaired loans is presented in the following tables as of and for the periods indicated.

	December 31, 2013
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
Commercial real estate	$8,567	$8,567	$—	$10,443	$43
Commercial business	13,256	13,256	—	11,074	170

Home equity	258	258	—	281	1

With an allowance recorded:
Commercial real estate	1,268	1,284	(16)	4,414	8
Commercial business	1,927	2,770	(843)	2,892	100

Residential prime	9,791	10,019	(228)	8,096	98
Residential subprime	1,617	1,626	(9)	1,579	—

Home equity	6,506	6,550	(44)	7,593	93
Indirect automobile	1,267	1,275	(8)	2,090	55
Credit card	404	411	(7)	418	—
Other	481	485	(4)	765	19

	$45,342	$46,501	$(1,159)	$49,645	$587

Total commercial loans	25,018	25,877	(859)	28,823	321
Total mortgage loans	11,408	11,645	(237)	9,675	98
Total consumer loans	8,916	8,979	(63)	11,147	168

	December 31, 2012
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
Commercial real estate	$26,151	$26,151	$—	$34,682	$168
Commercial business	1,824	1,824	—	2,621	33

Home equity	—	—	—	—	—

With an allowance recorded:
Commercial real estate	3,464	3,663	(199)	3,678	123
Commercial business	1,334	1,810	(476)	1,889	47

Residential prime	9,861	10,070	(209)	7,955	131
Residential subprime	—	—	—	—	—

Home equity	5,860	5,951	(91)	6,713	51
Indirect automobile	865	868	(3)	1,514	28
Credit card	413	424	(11)	372	—
Other	307	310	(3)	601	5

	$50,079	$51,071	$(992)	$60,025	$586

Total commercial loans	32,773	33,448	(675)	42,870	371
Total mortgage loans	9,861	10,070	(209)	7,955	131
Total consumer loans	7,445	7,553	(108)	9,200	84

As of December 31, 2013 and 2012, the Company was not committed to lend additional funds to any customer whose loan was classified as impaired or as a troubled debt restructuring.